Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Long-term Debt	¥ 4,279,354	¥ 4,186,222
Weighted average rate	1.60%	1.70%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 463,599	¥ 496,431
Weighted average rate	1.20%	1.20%
Minimum maturity date	2021	2020
Maximum maturity date	2037	2037
Banks Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 1,957,105	¥ 1,895,176
Weighted average rate	1.50%	1.80%
Minimum maturity date	2021	2020
Maximum maturity date	2077	2077
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 336,821	¥ 348,103
Weighted average rate	1.20%	0.80%
Minimum maturity date	2022	2020
Maximum maturity date	2037	2037
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 336,949	¥ 271,170
Weighted average rate	1.80%	0.70%
Minimum maturity date	2021	2023
Maximum maturity date	2077	2077
Unsecured Bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 845,938	¥ 807,460
Weighted average rate	1.70%	1.80%
Minimum maturity date	2022	2023
Maximum maturity date	2080	2029
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-term Debt	¥ 176,802	¥ 190,082
Weighted average rate	3.10%	3.10%
Minimum maturity date	2021	2021
Maximum maturity date	2027	2027
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-term Debt	¥ 4,322	¥ 20,151
Weighted average rate	0.20%	0.30%
Minimum maturity date	2021	2021
Maximum maturity date	2021	2023
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-term Debt	¥ 157,818	¥ 157,649
Weighted average rate	2.20%	2.40%
Minimum maturity date	2022	2022
Maximum maturity date	2039	2039